Changes in Carrying Amount of Goodwill, by Reportable Segment (Detail) - USD ($)	12 Months Ended
	May 31, 2018	May 31, 2017
Goodwill [Line Items]
Goodwill beginning balance	$ 1,143,913,000	$ 1,219,630,000
Acquisitions	43,656,000	75,361,000
Impairments	0	(141,394,000)
Translation adjustments	4,605,000	(9,684,000)
Goodwill ending balance	1,192,174,000	1,143,913,000
Industrial Segment
Goodwill [Line Items]
Goodwill beginning balance	516,335,000	475,409,000
Acquisitions	19,736,000	41,268,000
Translation adjustments	1,247,000	(342,000)
Goodwill ending balance	537,318,000	516,335,000
Specialty Segment
Goodwill [Line Items]
Goodwill beginning balance	173,978,000	171,714,000
Acquisitions	2,643,000	3,273,000
Translation adjustments	517,000	(1,009,000)
Goodwill ending balance	177,138,000	173,978,000
Consumer Segment
Goodwill [Line Items]
Goodwill beginning balance	453,600,000	572,507,000
Acquisitions	21,277,000	30,820,000
Impairments		(141,394,000)
Translation adjustments	2,841,000	(8,333,000)
Goodwill ending balance	$ 477,718,000	$ 453,600,000